Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2022	2023
Accounts receivable	$25,035	$31,423
Allowance for credit loss	(132)	(121)
Accounts receivable, net	$24,903	$31,302

The movement of allowance of credit loss was as follows:

	As of December 31,
	2022	2023
Balance at beginning of the year	$109	$132
Addition in credit loss allowance	27	(14)
Foreign currency translation adjustment	(4)	3
Balance at end of the year	$132	$121

The Group recorded credit loss allowance of $36, $27 and reversed credit loss allowance of $14 and wrote of accounts receivable of $391, $480 and $473 for the years ended December 31, 2021, 2022 and 2023, respectively. As of March 31, 2024, approximately 81.3% of the Group’s net accounts receivable balance at December 31, 2023 have been subsequently collected and the remaining balance is expected to be collectible and covered by the commercial insurance that the Group purchased for the accounts receivable of offline sales with a coverage rate varying from 80% to 90% for doubtful accounts under a maximum credit period of 180 days.